RELATED PARTY TRANSACTIONS	11 Months Ended
Dec. 31, 2021
CIK 0001844840 Artisan Acquisition Corp
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 4, 2021, the Sponsor made a capital contribution of an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 8,625,000 Class B ordinary shares (the “Founder Shares”). On March 1, 2021, the Company effected a share capitalization pursuant to which an additional 1,500,000 Founder Shares were issued for no consideration, resulting in there being 10,125,000 Class B ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalization. The Founder Shares include an aggregate of up to 1,125,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the Underwriters’ over-allotment option is not exercised in full, so that the Sponsor will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering plus 6,000,000 Class A ordinary shares to be sold pursuant to the forward purchase agreements (see Note 6). On May 25, 2021, the Underwriters partially exercised the over-allotment option and purchased an additional 3,934,235 Units, resulting in the subsequent forfeiture of 141,441 Class B ordinary shares. On September 14, 2021, the Sponsor surrendered 1 Class B ordinary share for no consideration.

The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, or sold until the earlier of (i) one year after the completion of a Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after an initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if (1) the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial Business Combination or (2) if the Company consummates a transaction after an initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

In connection with the Forward Purchase Agreements (see Note 1), on March 1, 2021, the Sponsor transferred 375,000 Class B ordinary shares (an aggregate of 750,000 Class B ordinary shares) to each of the Anchor Investors for no cash consideration. The Class B ordinary shares are subject to forfeiture by the Forward Purchase Investors to the extent that the Forward Purchase Investors do not pay any portion of the forward purchase agreement purchase price.

The excess of the fair value of the Founder Shares was determined to be an offering cost of a Business Combination in accordance with Staff Accounting Bulletin Topic 5A. The Founders Shares are subject to forfeiture subject to a performance condition (i.e., the Anchor Investors purchasing Forward Purchase Shares and Forward Purchase Warrants upon consummation of a Business Combination). Offering costs related to the Founders Shares are recognized only when the performance condition is probable of occurrence. As of December 31, 2021, the Company determined that a Business Combination is not considered probable, and, therefore, no offering costs have been recognized. Offering costs would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share (unless subsequently modified). The offering cost will be allocated to the Forward Purchase Shares and Forward Purchase Warrants based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities will be expensed as incurred in the statement of operations. Offering costs allocated to the Forward Purchase Shares will be charged to shareholders’ equity upon the completion of a Business Combination.

On March 8, 2021, the Sponsor sold 25,000 of its Class B ordinary shares of the Company to each of its four independent director nominees (the “Directors”) (or 100,000 Class B ordinary shares in total) for cash consideration of approximately $0.002 per share (the “Purchase Price”). These awards are subject to ASC Topic 718, Compensation – Stock Compensation (“ASC 718”).

Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.

Promissory Notes — Related Party

On February 4, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was non-interest bearing and was payable on the earlier of September 30, 2021 or the consummation of the Initial Public Offering. On July 26, 2021, the Company repaid the outstanding balance under the Promissory Note of $1,150.

On August 16, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Second Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Second Promissory Note is non-interest bearing and payable upon the consummation of a Business Combination. As of December 31, 2021, the Company had not borrowed any amount under the Second Promissory Note.

Advance from Related Party

As of December 31, 2021, an affiliate of the Sponsor has paid $124,740 to cover certain operating and offering costs on behalf of the Company. On July 26, 2021, the Company repaid the outstanding balance due to the affiliate of the Sponsor.

Administrative Services Agreement

The Company entered into an agreement, commencing on May 13, 2021, to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial and administrative services. Upon the completion of an initial Business Combination or liquidation, the Company will cease paying these monthly fees. Under this agreement, $80,000 of expenses were incurred for the period from February 2, 2021 (inception) through December 31, 2021. As of December 31, 2021, $80,000 related to this agreement is recorded in accrued expenses - related party on the balance sheet.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officer may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. No Working Capital Loans were outstanding as of December 31, 2021.